SUPPLEMENT DATED FEBRUARY 3, 2010
TO
PROSPECTUSES DATED MAY 1, 2006
FOR FUTURITY AND FUTURITY FOCUS

ISSUED BY SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

This supplement contains information about the Goldman Sachs Growth and Income Fund.

On April 30, 2010, the name of the Goldman Sachs Growth and Income Fund will be changed to Goldman Sachs Large Cap Value Fund.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

Futurity, Futurity Focus (US) 2010